APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAW	12 Months Ended
Dec. 31, 2018
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAW
NOTE 31 — APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAWS

In accordance with Argentine and Uruguayan Law, the Argentine and Uruguayan subsidiaries of the Company must appropriate at least 5% of net income for the year to a legal reserve, until such reserve equals 20% of their respective share capital amounts.

On December 29, 2017, Argentine Law No. 27,430 amending the income tax law was enacted. According to the amendments, for fiscal years beginning on or after January 1, 2018 the distribution of dividends is now subject to a 7% withholding for 2018 and 2019 and 13% withholding for 2020 onwards. The Equalization Tax, which levied distributions made out of previously untaxed income, was eliminated.

On December 23, 2013, the Argentine government adopted a new double taxation treaty with Spain, which applied retroactively from January 1, 2013. According this treaty, the tax applicable on dividends distributed by our Argentine Subsidiaries to the Spain Holdco, is limited to10% on the gross amount of dividends distributed.

As of December 31, 2018, the legal reserve amounted to 765 for all Argentine subsidiaries and as of that date was fully constituted.

As of December 31, 2018, the legal reserve amounted to 42 for the Company's Uruguayan subsidiary and as of that date was fully constituted.

According to the ByLaws of Sistemas Colombia S.A.S., the Colombian subsidiary of the Company must appropriate at least 10% of the net income of the year to a legal reserve until such reserve equal 50% of its share capital. As of December 31, 2018, there was a legal reserve of 0.4 that was fully constituted.

Under Spanish law, the Spanish subsidiaries of the Company must appropriate 10% of its standalone profit to a legal reserve until such reserve equals to 20% of their respective share capital amount. As of December 31, 2018, the legal reserve amounted to 7,922 for all Spanish subsidiaries.

In accordance with Brazilian Law, there is no requirement for limited liability companies to allocate profits for the creation of a legal reserve. The Company's Brazilian subsidiary did not have a legal reserve as of December 31, 2018.

Under Luxembourg law, at least 5% of our net profit per year must be allocated to the creation of a legal reserve until such reserve has reached an amount equal to 10% of our issued share capital. If the legal reserve subsequently falls below the 10% threshold, at least 5% of net profit must be allocated toward the reserve. If the legal reserve exceeds 10% of our issued share capital, the legal reserve may be reduced in proportion so that it does not exceed 10% of our issued share capital. The legal reserve is not available for distribution. As of December 31, 2018, the legal reserve amounted to 437. Dividends paid by the Company to the holders of our common shares are as a rule subject to a 15% withholding tax in Luxembourg, unless a reduced withholding tax rate applies pursuant to an applicable double tax treaty or an exemption pursuant to the application of the participation exemption, and, to the extent withholding tax applies, we are responsible for withholding amounts corresponding to such taxation at its source.

In accordance with Peru corporate law, the Peruvian subsidiary of the Company must reserve at least 10% of its net income of the year to a legal reserve, until such reserve equals 20% of its respective amount capital stock. As of December 31, 2018, there was no legal reserve constituted.

According to Mexican Law, the Mexican subsidiary of the Company must appropriate at least 5% of net income of the year to a legal reserve, until such reserve equals the fifth portion of their respective share capital amounts. As of December 31, 2018, the legal reserve amounted to 68 for the Company's Mexican subsidiary.

Regarding India Law, the Companies Act, 2013 does not mandate any fixed quantum of profits to be transferred / allocated to the reserves of a company. As of December 31, 2018, the legal reserve amounted to 17 for the Company's Indian subsidiary.

In UK there is no requirement for the UK´s Company subsidiary to allocate profits for the creation of a legal reserve. As of December 31, 2018, there was no legal reserve constituted.

In Chile there is no requirement for the Chilean subsidiary of the Company to allocate profits for the creation of a legal reserve. As of December 31, 2018, there was no legal reserve constituted.

According to French law, a minimum of 5% of the profit of the year must be allocated to a reserve account named "legal reserve", until such reserve amounts 10% of the share capital of the French subsidiary of the Company. As of December 31, 2018, there was no legal reserve constituted.

In accordance with the law of Belarus, the Belorussian subsidiary must allocate an amount up to 25% of annual payroll reserve fund for salaries. The source for creating this fund is the profit remaining at the disposal of the company after paying taxes and other obligatory payments. As of December 31, 2018, there was no legal reserve constituted.

In the United States there is no requirement for the Company's U.S. subsidiary to allocate profits for the creation of a legal reserve. As of December 31, 2018, there was no legal reserve constituted.

According to Romanian Companies Law, the Romanian subsidiary of the Company has the obligation to allocate each year at least 5% of its profit to a reserve fund, until the value of the fund is at least 20% of the Romanian Company's share capital of the company. As of December 31, 2018, the reserve fund of the company was of Romanian Leu ("RON") 56.

In Canada there is no requirement for the Canada's Company subsidiary to allocate profits for the creation of a legal reserve. As of December 31, 2018, there was no legal reserve constituted.